Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories
	At December 31,
	2024	2023
Raw materials	$94,674	$145,635
Work-in-process	309,162	136,732
Finished goods	442,369	162,398
	$846,205	$444,765